Subsequent events	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Subsequent events
32. Subsequent events
On March 29, 2022, the Group purchased a non-controlling interest in the subsidiary Sportradar US, LLC, a Delaware limited liability company, for

$32.0 million in cash. Following this transaction, Sportradar US, LLC is a wholly-owned subsidiary of the Group.